Trade and Other Current Receivables -Summary of Trade and Other Current Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [Abstract]
Trade receivables	€ 3,439	€ 3,329
Prepayments and accrued income	452	504
Other receivables	1,331	1,269
Total trade and other current receivables	€ 5,222	€ 5,102